UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

QS LEGG MASON

DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, your insurance company may no longer send you paper copies of the fund’s shareholder reports like this one by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from them electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by them. Your election will apply to all funds available under your contract with the insurance company.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objectives

The Portfolio seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Portfolio will seek to reduce volatility as a secondary objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio for the six-month reporting period ended June 30, 2019. Please read on for Portfolio performance information during the Portfolio’s reporting period.

Special shareholder notice

Effective August 30, 2019, Thomas Picciochi, CAIA, and Lisa Wang, CFA and CPA, each employed by QS Investors, LLC (“QS Investors”), will be the portfolio managers of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio. QS Investors (the subadviser responsible for the implementation of the Portfolio’s overall asset allocation and the Dynamic Risk Management strategy) utilizes a team management approach to be headed by Mr. Picciochi and Ms. Wang to manage the assets of the Portfolio. Mr. Picciochi has served as a portfolio manager of the Portfolio since 2014 and Ms. Wang will become a portfolio manager for the Portfolio in August 2019. For more information, please see the Portfolio’s prospectus supplement dated July 26, 2019.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Performance review

For the six months ended June 30, 2019, Class I shares of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio1 returned 9.45%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index2 and the Russell 3000 Index3, and the Composite Index4 returned 6.11%, 18.71% and 14.38%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average5 returned 13.03% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
6 months
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio:
Class I	9.45%
Class II	9.30%
Bloomberg Barclays U.S. Aggregate Index	6.11%
Russell 3000 Index	18.71%
Composite Index	14.38%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average	13.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated April 29, 2019, supplemented May 7, 2019, the gross total annual fund operating expense ratios for Class I and Class II shares were 1.03% and 1.28%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[3]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

[4]

The Composite Index reflects the blended rate of return of the following underlying indices: 50% Russell 1000 Index, 10% Russell 2000 Index, 10% MSCI All Country World Index Ex-U.S. (“MSCI ACWI Ex-U.S.”), 15% Bloomberg Barclays Global Aggregate ex-USD Index (USD Hedged) and 15% Bloomberg Barclays U.S. Aggregate Index. Effective March 29, 2019, the 15% Bloomberg Barclays Global Aggregate ex-USD Index (USD Hedged) replaced the 15% Bloomberg Barclays Global Aggregate ex-USD Index component of the Portfolio’s composite benchmark. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI ACWI Ex-U.S. is a market capitalization weighted index that is designed to measure performance of stocks throughout the world, with the exception of U.S.-based companies, and includes both developed and emerging markets. The Bloomberg Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds.

[5]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 244 funds in the Portfolio’s Lipper category.

†	Includes expenses of the underlying funds in which the Portfolio invests.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: Equity securities are subject to price and market fluctuations. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Small- and mid-cap stocks involve greater risks and volatility than largecap stocks. Fixed-income securities are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls.

The Portfolio is a fund of funds — it invests primarily in other funds — and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and exchange-traded funds (“ETFs”), rather than directly in portfolio securities. In addition to the Portfolio’s operating expenses, you will indirectly bear the operating expenses of the underlying funds in which the Portfolio invests. The Portfolio will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. The Portfolio will also indirectly bear its proportionate share of the management fees and other expenses that are charged by the ETF, in addition to the management fees and other expenses paid by the Portfolio. Also, the portfolio managers may invest in underlying funds that have a limited performance history. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks.

Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The model used to manage the Portfolio’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Portfolio at a glance (unaudited)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Breakdown† as of — June 30, 2019

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.9 Legg Mason ETF Investment Trust — Legg Mason Low Volatility High Dividend ETF	Utilities Real Estate Consumer Staples Financials Communication Services
13.8 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
13.8 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collaterized Mortgage Obligations
11.2 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Communication Services Financials
8.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Communication Services Industrials
5.6 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report	1

Portfolio at a glance (unaudited) (cont’d)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Breakdown† as of — June 30, 2019

% of Total Long-Term Investments	Top 5 Sectors
4.8 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Communication Services Health Care Industrials
4.5 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Communication Services Health Care Information Technology Energy Industrials
3.9 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
3.7 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Health Care Information Technology Industrials Consumer Discretionary
3.2 The Royce Fund — Royce Pennsylvania Mutual Fund, Investment Class Shares	Industrials Information Technology Financials Materials Consumer Discretionary
2.5 Legg Mason ETF Investment Trust — Legg Mason International Low Volatility High Dividend ETF	Communication Services Financials Consumer Discretionary Energy Utilities
1.5 Legg Mason Global Asset Management Trust — ClearBridge International Growth Fund, Class IS Shares	Information Technology Consumer Staples Industrials Health Care Financials
1.4 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Consumer Discretionary Energy
1.3 iShares Trust — iShares Russell 1000 Value ETF	Financials Health Care Industrials Energy Consumer Staples

2	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Breakdown† as of — June 30, 2019

% of Total Long-Term Investments	Top 5 Sectors
1.3 iShares Trust — iShares Russell 1000 Growth ETF	Information Technology Consumer Discretionary Health Care Communication Services Industrials
1.1 Vanguard Index Funds — Vanguard Total International Bond ETF	Japan France Germany Italy United Kingdom
1.0 iShares Trust — iShares Core U.S. Aggregate Bond ETF	United States Treasury Federal National Mortgage Association Government National Mortgage Association II Federal Home Loan Mortgage Corporation Federal Home Loan Mortgage Corporation Gold
0.6 iShares Trust — iShares MSCI EAFE ETF	Financials Industrials Consumer Staples Health Care Consumer Discretionary
0.5 iShares Trust — iShares Russell 2000 ETF	Financials Health Care Industrials Information Technology Consumer Discretionary
0.7 Purchased Options

†	Subject to change at any time.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report	3

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	9.45%	$1,000.00	$1,094.50	0.47%	$2.44	Class I	5.00%	$1,000.00	$1,022.46	0.47%	$2.36
Class II	9.30	1,000.00	1,093.00	0.72	3.74	Class II	5.00	1,000.00	1,021.22	0.72	3.61

4	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2019

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Description	Shares	Value
Investments in Underlying Funds — 99.2%
iShares Trust:
iShares Core U.S. Aggregate Bond ETF	122,196	$13,606,525
iShares MSCI EAFE ETF	112,698	7,407,639
iShares Russell 1000 Growth ETF	107,536	16,919,714
iShares Russell 1000 Value ETF	133,272	16,954,864
iShares Russell 2000 ETF	45,508	7,076,494
Legg Mason ETF Investment Trust:
Legg Mason International Low Volatility High Dividend ETF	1,248,151	32,817,010	(a)
Legg Mason Low Volatility High Dividend ETF	6,027,625	193,848,420	(a)
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	3,718,372	72,880,086	(a)
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	17,494,278	179,841,180	(a)
ClearBridge International Growth Fund, Class IS Shares	392,880	19,875,809	(a)
QS International Equity Fund, Class IS Shares	3,262,592	51,092,193	(a)
QS U.S. Small Capitalization Equity Fund, Class IS Shares	4,127,404	47,836,611	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares	286,706	58,594,025	(a)
ClearBridge Appreciation Fund, Class IS Shares	4,440,760	113,550,231	(a)
ClearBridge International Value Fund, Class IS Shares	1,915,392	18,732,532	(a)
ClearBridge Large Cap Growth Fund, Class IS Shares	1,181,085	62,408,539	(a)
QS U.S. Large Cap Equity Fund, Class IS Shares	8,234,836	146,415,384	(a)
The Royce Fund — Royce Pennsylvania Mutual Fund, Investment Class Shares	4,531,180	41,369,677	(a)(b)
Vanguard Index Funds — Vanguard Total International Bond ETF	248,507	14,239,451
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	13,932,646	180,009,786	(a)
Total Investments in Underlying Funds (Cost — $1,156,273,820)		1,295,476,170

See Notes to Financial Statements.

6	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Description	Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.7%
Exchange-Traded Purchased Options — 0.7%
S&P 500 Index, Put @ $2,100.00	6/19/20	42	$12,355,392	$95,340
S&P 500 Index, Put @ $2,150.00	6/19/20	32	9,413,632	77,760
S&P 500 Index, Put @ $2,200.00	6/19/20	32	9,413,632	89,120
S&P 500 Index, Put @ $2,250.00	6/19/20	72	21,180,672	245,880
S&P 500 Index, Put @ $2,300.00	6/19/20	400	117,670,400	1,452,000
S&P 500 Index, Put @ $2,350.00	6/19/20	411	120,906,336	1,754,970
S&P 500 Index, Put @ $2,400.00	6/19/20	366	107,668,416	1,712,880
S&P 500 Index, Put @ $2,475.00	6/19/20	238	70,013,888	1,429,190
S&P 500 Index, Put @ $2,500.00	6/19/20	38	11,178,688	240,160
S&P 500 Index, Put @ $2,550.00	6/19/20	33	9,707,808	238,590
S&P 500 Index, Put @ $2,300.00	12/18/20	37	10,884,512	231,250
S&P 500 Index, Put @ $2,350.00	12/18/20	36	10,590,336	251,640
S&P 500 Index, Put @ $2,400.00	12/18/20	62	18,238,912	462,830
S&P 500 Index, Put @ $2,450.00	12/18/20	26	7,648,576	215,800
S&P 500 Index, Put @ $2,475.00	12/18/20	28	8,236,928	244,720
S&P 500 Index, Put @ $2,500.00	12/18/20	22	6,471,872	211,860
S&P 500 Index, Put @ $2,525.00	12/18/20	25	7,354,400	253,250
Total Purchased Options (Cost — $14,226,080)				9,207,240
Total Investments before Short-Term Investments (Cost — $ 1,170,499,900)				1,304,683,410

	Rate		Shares
Short-Term Investments — 0.0%
Invesco Government & Agency Portfolio, Institutional Class	2.287%		450,555	450,555
Dreyfus Government Cash Management, Institutional Shares	2.261%		891	891
Total Short-Term Investments (Cost — $451,446)				451,446
Total Investments — 99.9% (Cost — $1,170,951,346)				1,305,134,856
Other Assets in Excess of Liabilities — 0.1%				1,155,890
Total Net Assets — 100.0%				$1,306,290,746

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(b)	Acquired shares of The Royce Fund — Royce Pennsylvania Mutual Fund as a result of a reorganization with The Royce Fund — Royce Small/Mid-Cap Premier.

Abbreviation used in this schedule:

USD	— United States Dollar

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments in affiliated Underlying Funds, at cost	$1,091,879,775
Investments in unaffiliated Underlying Funds and investments, at cost	79,071,571
Investments in affiliated Underlying Funds, at value	$1,219,271,483
Investments in unaffiliated Underlying Funds and investments, at value	85,863,373
Receivable for investments in affiliated Underlying Funds	2,770,000
Distributions receivable from affiliated Underlying Funds	1,460,820
Receivable for Portfolio shares sold	71,568
Deposits with brokers for futures contracts	43,123
Interest receivable	3,033
Prepaid expenses	2,920
Total Assets	1,309,486,320

Liabilities:
Payable for investments in affiliated Underlying Funds	1,460,820
Payable for Portfolio shares repurchased	1,155,552
Investment management fee payable	478,157
Trustees’ fees payable	13,796
Service and/or distribution fees payable	8,567
Accrued expenses	78,682
Total Liabilities	3,195,574
Total Net Assets	$1,306,290,746

Net Assets:
Par value (Note 7)	$996
Paid-in capital in excess of par value	1,206,115,481
Total distributable earnings (loss)	100,174,269
Total Net Assets	$1,306,290,746

Net Assets:
Class I	$1,264,268,776
Class II	$42,021,970

Shares Outstanding:
Class I	96,337,827
Class II	3,213,221

Net Asset Value:
Class I	$13.12
Class II	$13.08

See Notes to Financial Statements.

8	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Income distributions from affiliated Underlying Funds	$8,800,942
Income distributions from unaffiliated Underlying Funds	706,797
Interest	70,867
Total Investment Income	9,578,606

Expenses:
Investment management fee (Note 2)	2,911,453
Service and/or distribution fees (Notes 2 and 5)	51,980
Trustees’ fees	45,116
Fund accounting fees	33,218
Shareholder reports	24,195
Audit and tax fees	17,560
Legal fees	14,909
Insurance	8,522
Custody fees	2,573
Transfer agent fees (Note 5)	685
Interest expense	114
Miscellaneous expenses	4,145
Total Expenses	3,114,470
Net Investment Income	6,464,136

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments, Capital Gain Distributions From Affiliated Underlying Funds and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	14,440,767
Sale of unaffiliated Underlying Funds and investments	(4,595,347)
Capital gain distributions from affiliated Underlying Funds	1,343,200
Futures contracts	(15,746,499)
Net Realized Loss	(4,557,879)
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	117,611,708
Unaffiliated Underlying Funds and investments	(9,275,645)
Futures contracts	6,379,620
Change in Net Unrealized Appreciation (Depreciation)	114,715,683
Net Gain on Underlying Funds, Investments, Capital Gain Distributions From Affiliated Underlying Funds and Futures Contracts	110,157,804
Increase in Net Assets From Operations	$116,621,940

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$6,464,136	$25,517,703
Net realized gain (loss)	(4,557,879)	55,942,903
Change in net unrealized appreciation (depreciation)	114,715,683	(178,114,376)
Increase (Decrease) in Net Assets From Operations	116,621,940	(96,653,770)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,800,069)	(24,800,116)
Decrease in Net Assets From Distributions to Shareholders	(6,800,069)	(24,800,116)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	35,819,771	66,807,804
Reinvestment of distributions	6,800,069	24,800,116
Cost of shares repurchased	(113,885,212)	(211,973,734)
Decrease in Net Assets From Portfolio Share Transactions	(71,265,372)	(120,365,814)
Increase (Decrease) in Net Assets	38,556,499	(241,819,700)

Net Assets:
Beginning of period	1,267,734,247	1,509,553,947
End of period	$1,306,290,746	$1,267,734,247

See Notes to Financial Statements.

10	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.06	$13.22	$11.76	$12.15	$13.10	$12.61

Income (loss) from operations:
Net investment income	0.06	0.24	0.16	0.10	0.14	0.18
Net realized and unrealized gain (loss)	1.07	(1.16)	1.49	(0.13)	(0.82)	0.66
Total income (loss) from operations	1.13	(0.92)	1.65	(0.03)	(0.68)	0.84

Less distributions from:
Net investment income	(0.07)	(0.24)	(0.19)	(0.14)	(0.13)	(0.20)
Net realized gains	—	—	—	(0.22)	(0.14)	(0.15)
Total distributions	(0.07)	(0.24)	(0.19)	(0.36)	(0.27)	(0.35)

Net asset value, end of period	$13.12	$12.06	$13.22	$11.76	$12.15	$13.10
Total return[3]	9.45%	(7.05)%	14.07%	(0.20)%	(5.26)%	6.69%

Net assets, end of period (millions)	$1,264	$1,227	$1,462	$1,443	$1,751	$1,482

Ratios to average net assets:
Gross expenses[4]	0.47%[5]	0.48%	0.48%	0.48%	0.48%	0.49%
Net expenses[4,6]	0.47 [5]	0.48	0.44 [7]	0.42 [7]	0.41 [7]	0.39 [7]
Net investment income	1.01 [5]	1.79	1.29	0.84	1.10	1.42

Portfolio turnover rate	27%	6%	25%[8]	30%[8]	115%[8]	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective September 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to September 1, 2015, the expense limitation was 1.10%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.03	$13.19	$11.73	$12.12	$13.06	$12.58

Income (loss) from operations:
Net investment income	0.05	0.20	0.13	0.07	0.11	0.14
Net realized and unrealized gain (loss)	1.07	(1.15)	1.49	(0.13)	(0.81)	0.66
Total income (loss) from operations	1.12	(0.95)	1.62	(0.06)	(0.70)	0.80

Less distributions from:
Net investment income	(0.07)	(0.21)	(0.16)	(0.11)	(0.10)	(0.17)
Net realized gains	—	—	—	(0.22)	(0.14)	(0.15)
Total distributions	(0.07)	(0.21)	(0.16)	(0.33)	(0.24)	(0.32)

Net asset value, end of period	$13.08	$12.03	$13.19	$11.73	$12.12	$13.06
Total return[3]	9.30%	(7.25)%	13.82%	(0.47)%	(5.44)%	6.37%

Net assets, end of period (000s)	$42,022	$40,797	$47,353	$49,894	$60,145	$57,449

Ratios to average net assets:
Gross expenses[4]	0.72%[5]	0.73%	0.73%	0.73%	0.73%	0.76%
Net expenses[4,6]	0.72 [5]	0.73	0.69 [7]	0.67 [7]	0.66 [7]	0.64 [7]
Net investment income	0.76 [5]	1.55	1.01	0.63	0.84	1.07

Portfolio turnover rate	27%	6%	25%[8]	30%[8]	115%[8]	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective September 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to September 1, 2015, the expense limitation was 1.35%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

12	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in mutual funds and exchange-traded funds (“ETFs”) that are affiliated with Legg Mason, Inc. (“Legg Mason”) or ETFs that are based on an index and managed by unaffiliated investment advisers (“Underlying Funds”).The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the

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Notes to financial statements (unaudited) (cont’d)

value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

14	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Investments in Underlying Funds	$1,295,476,170	—	—	$1,295,476,170
Purchased Options:
Exchange-Traded Purchased Options	4,952,130	$4,255,110	—	9,207,240
Total Long-Term Investments	1,300,428,300	4,255,110	—	1,304,683,410
Short-Term Investments†	451,446	—	—	451,446
Total Investments	$1,300,879,746	$4,255,110	—	$1,305,134,856

†	See Schedule of Investments for additional detailed categorizations.

(b) Purchased options. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Fund of funds risk. Your cost of investing in the Portfolio, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investments from such Underlying Fund at a time that is unfavorable to the Portfolio. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

16	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2019, the Portfolio did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

capital. The Portfolio determines the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. QS Investors, LLC (“QS Investors”), the subadviser to the Portfolio, is responsible for the implementation of the Portfolio’s overall asset allocation and the Dynamic Risk Management strategy. Western Asset Management Company, LLC (“Western Asset”), the Portfolio’s other subadviser, is responsible for the Portfolio’s Event Risk Management Strategy and

18	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report

manages the portion of the Portfolio’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason.

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of the portion of the cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I and Class II shares did not exceed 1.05% and 1.30%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$346,892,784
Sales	381,797,142

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,170,951,346	$144,698,228	$(10,514,718)	$134,183,510

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Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2019.

ASSET DERIVATIVES[1]
Equity Risk
Purchased options[2]	$9,207,240

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated Underlying Funds and Investments at value in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$(5,467,842)
Futures contracts	(15,746,499)
Total	$(21,214,341)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from sale of unaffiliated Underlying Funds and Investments in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$(17,228,863)
Futures contracts	6,379,620
Total	$(10,849,243)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from unaffiliated Underlying Funds and investments in the Statement of Operations.

20	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report

During the six months ended June 30, 2019, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$12,905,219
Futures contracts (to sell)†	35,627,523

†	At June 30, 2019, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$508
Class II	$51,980	177
Total	$51,980	$685

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class I	$6,579,633	$24,109,662
Class II	220,436	690,454
Total	$6,800,069	$24,800,116

7. Shares of beneficial interest

At June 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

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Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,765,784	$35,442,820	4,960,784	$65,417,795
Shares issued on reinvestment	500,352	6,579,633	1,985,884	24,109,662
Shares repurchased	(8,686,067)	(111,031,237)	(15,806,891)	(207,227,708)
Net decrease	(5,419,931)	$(69,008,784)	(8,860,223)	$(117,700,251)

Class II
Shares sold	29,477	$376,951	105,587	$1,390,009
Shares issued on reinvestment	16,827	220,436	56,900	690,454
Shares repurchased	(224,171)	(2,853,975)	(362,723)	(4,746,026)
Net decrease	(177,867)	$(2,256,588)	(200,236)	$(2,665,563)

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolio. Based on the Portfolio’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2019. The following transactions were effected in shares of such Underlying Funds for the six months ended June 30, 2019.

Underlying Funds	Affiliate Value at December 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Legg Mason ETF Investment Trust — Legg Mason International Low Volatility High Dividend ETF	$31,450,743	—	—	$1,525,273	54,945
Legg Mason ETF Investment Trust — Legg Mason Low Volatility High Dividend ETF	188,826,057	—	—	17,005,320	572,377
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	111,276,269	—	—	49,946,280	2,758,710
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	—	$181,377,264	18,135,634	6,413,556	641,356

22	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report

Underlying Funds	Affiliate Value at December 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares	$161,951,313	$14,310,000	1,423,375	$178,316,756	17,782,093
Legg Mason Global Asset Management Trust — ClearBridge International Growth Fund, Class IS Shares	—	19,615,000	410,098	823,540	17,218
Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	7,709,785	—	—	9,027,999	149,908
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	57,371,288	245,000	16,722	11,800,629	840,404
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	35,055,420	10,165,242	862,141	1,982,908	151,445
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	70,038,497	—	—	18,463,335	100,697
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	71,904,701	32,735,000	1,343,801	5,575,596	228,883
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	22,061,963	205,000	21,670	5,439,532	541,373
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	—	62,775,000	1,233,785	2,681,388	52,700
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	160,216,476	403,025	22,515	33,297,057	2,211,653
The Royce Fund — Royce Pennsylvania Mutual Fund, Investment Class Shares(a)	37,991,415	1,959,933	4,704,140	6,100,774	3,707,045
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	159,945,911	23,102,320	1,873,905	12,632,904	1,019,420
	$1,115,799,838	$346,892,784		$361,032,847

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Underlying Funds (cont’d)	Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
Legg Mason ETF Investment Trust — Legg Mason International Low Volatility High Dividend ETF	$(95,461)	$820,856	—	—	$2,891,540	$32,817,010
Legg Mason ETF Investment Trust — Legg Mason Low Volatility High Dividend ETF	950,756	3,310,962	—	—	22,027,683	193,848,420
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	3,323,720	—	—	—	11,550,097	72,880,086
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	51,444	999,720	—	—	4,877,472	179,841,180
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares	2,147,852	752,936	—	—	2,055,443	—
Legg Mason Global Asset Management Trust — ClearBridge International Growth Fund, Class IS Shares	36,460	—	—	—	1,084,349	19,875,809
Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	55,119	—	—	—	1,318,214	—
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	1,389,371	—	—	—	5,276,534	51,092,193
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	(152,908)	—	—	$570,242	4,598,857	47,836,611
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	1,936,665	—	—	—	7,018,863	58,594,025
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	189,404	—	—	—	14,486,126	113,550,231
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	(29,532)	—	—	—	1,905,101	18,732,532

24	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report

Underlying Funds (cont’d)	Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	$83,612	—	—	—	$2,314,927	$62,408,539
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	5,432,943	—	—	$403,026	19,092,940	146,415,384
The Royce Fund — Royce Pennsylvania Mutual Fund, Investment Class Shares(a)	(1,065,774)	—	—	369,932	7,519,103	41,369,677
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	187,096	$2,916,468	—	—	9,594,459	180,009,786
	$14,440,767	$8,800,942	—	$1,343,200	$117,611,708	$1,219,271,483

(a)	Acquired shares of The Royce Fund — Royce Pennsylvania Mutual Fund as a result of a reorganization with The Royce Fund — Royce Small/Mid-Cap Premier.

9. Deferred capital losses

As of December 31, 2018, the Portfolio had deferred capital losses of $4,478,593, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

The Portfolio has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Portfolio’s adoption was limited to changes in the Portfolio’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2019 Semi-Annual Report	25

QS Legg Mason

Dynamic Multi-Strategy VIT Portfolio

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

QS Investors, LLC

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Portfolio filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX014837 8/19 SR19-3677

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 20, 2019